Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Entity Registrant Name	111, Inc.
Entity Central Index Key	0001738906
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	164,120,024
Ordinary Shares | Ordinary shares Class A
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	92,120,024
Ordinary Shares | Ordinary shares Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	72,000,000